Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 60% Portfolio
March 31, 2026
VIPFM-60-NPRT1-0526
1.856870.118
Bond Funds - 33.1%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	4,382,618	39,268,258
Fidelity High Income Fund (b)	9,762,402	78,196,841
Fidelity Inflation-Protected Bond Index Fund (b)	15,629,543	143,010,314
Fidelity Long-Term Treasury Bond Index Fund (b)	458,093	4,214,460
Fidelity New Markets Income Fund (b)	297,697	4,042,732
Fidelity Total Bond Fund (b)	116,013,073	1,111,405,240
VIP Investment Grade Bond II Portfolio - Investor Class (b)	117,292,007	1,110,755,305
TOTAL BOND FUNDS (Cost $2,517,844,039)		2,490,893,150

Domestic Equity Funds - 38.3%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	1,613,406	80,863,909
Fidelity Commodity Strategy Fund (b)	571,575	67,297,194
Fidelity Contrafund (b)	3,412,138	78,342,697
Fidelity Enhanced Large Cap Core ETF (b)	432,989	15,704,510
Fidelity Fundamental Small-Mid Cap ETF (b)	2,593,970	82,877,342
Fidelity Hedged Equity Fund (b)	6,531,018	93,393,561
Fidelity Real Estate Investment Portfolio (b)	407,595	15,928,795
Fidelity Stock Selector Small Cap Fund (b)	4,404,941	194,213,863
VIP Stock Selector Portfolio - Investor Class (b)	153,675,506	2,145,310,065
VIP Value Strategies Portfolio - Investor Class (b)	6,467,192	108,196,127
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,147,949,653)		2,882,128,063

International Equity Funds - 23.2%
	Shares	Value ($)
Fidelity Canada Fund (b)	1,021,820	81,970,386
Fidelity Emerging Markets Fund (b)	8,072,125	406,350,771
Fidelity Enhanced International ETF (b)	4,979,538	185,238,813
Fidelity Global Commodity Stock Fund (b)	674,946	18,864,754
Fidelity Infrastructure Fund (b)	496,306	8,759,794
Fidelity International Capital Appreciation Fund (b)	5,366,930	182,421,946
Fidelity International Discovery Fund (b)	2,730,232	152,783,768
Fidelity International Small Cap Opportunities Fund (b)	3,209,838	68,433,740
Fidelity Japan Smaller Companies Fund (b)	1,153,176	20,434,276
Fidelity Overseas Fund (b)	5,957,195	417,301,524
Fidelity Total International Equity Fund (b)	13,513,812	203,518,010
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,236,998,682)		1,746,077,782

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.57 to 3.60	690,000	688,958
US Treasury Bills 0% 4/2/2026 (d)	3.56	70,000	69,993
US Treasury Bills 0% 4/23/2026 (d)	3.61 to 3.62	50,000	49,889
US Treasury Bills 0% 4/30/2026 (d)	3.59 to 3.62	1,500,000	1,495,614
US Treasury Bills 0% 4/9/2026 (d)	3.54 to 3.55	1,370,000	1,368,901
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	130,000	129,435
US Treasury Bills 0% 5/28/2026 (d)	3.62	50,000	49,712
US Treasury Bills 0% 5/7/2026 (d)	3.62 to 3.63	3,520,000	3,507,178
US Treasury Bills 0% 6/11/2026 (d)	3.64	360,000	357,446
US Treasury Bills 0% 6/18/2026 (d)	3.63	220,000	218,285
US Treasury Bills 0% 6/25/2026 (d)	3.64	470,000	466,019
US Treasury Bills 0% 6/4/2026 (d)	3.63	570,000	566,338
US Treasury Bills 0% 7/2/2026 (d)	3.64	610,000	604,383
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,572,455)			9,572,151

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $396,633,185)	3.69	396,553,874	396,633,185

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $6,308,998,014)	7,525,304,331
NET OTHER ASSETS (LIABILITIES) - 0.1%	5,628,476
NET ASSETS - 100.0%	7,530,932,807

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	435	6/2026	63,098,925	135,670
ICE MSCI Emerging Markets Index Contracts (United States)	1,116	6/2026	81,166,680	(618,899)

TOTAL EQUITY CONTRACTS				(483,229)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,017	6/2026	112,887,000	(1,932,615)
CBOT US Treasury Ultra Bond Contracts (United States)	321	6/2026	37,336,313	126,337

TOTAL INTEREST RATE CONTRACTS				(1,806,278)

TOTAL FUTURES CONTRACTS				(2,289,507)
The notional amount of long futures as a percentage of Net Assets is 3.9%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,572,151.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	274,710,283	219,641,298	97,718,396	3,142,250	(421)	421	396,633,185	396,553,874	0.6%
Total	274,710,283	219,641,298	97,718,396	3,142,250	(421)	421	396,633,185

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	93,971,301	-	5,515,150	-	880,892	(8,473,134)	80,863,909	1,613,406
Fidelity Canada Fund	93,744,956	562,749	15,092,130	-	547,765	2,207,046	81,970,386	1,021,820
Fidelity Commodity Strategy Fund	44,389,994	15,460,740	1,003,563	-	18,665	8,431,358	67,297,194	571,575
Fidelity Contrafund	84,407,309	733,785	2,238,395	144,076	29,787	(4,589,789)	78,342,697	3,412,138
Fidelity Emerging Markets Fund	454,678,258	3,368,156	58,947,359	-	19,919,541	(12,667,825)	406,350,771	8,072,125
Fidelity Enhanced International ETF	146,976,830	48,941,355	10,957,051	1,364,393	(376,832)	654,511	185,238,813	4,979,538
Fidelity Enhanced Large Cap Core ETF	16,527,190	-	-	44,165	-	(822,680)	15,704,510	432,989
Fidelity Floating Rate High Income Fund	51,814,230	1,024,854	12,908,076	702,583	(474,847)	(187,903)	39,268,258	4,382,618
Fidelity Fundamental Small-Mid Cap ETF	83,246,656	-	3,835,825	103,759	627,203	2,839,308	82,877,342	2,593,970
Fidelity Global Commodity Stock Fund	15,321,918	97,617	238,547	-	20,428	3,663,338	18,864,754	674,946
Fidelity Hedged Equity Fund	97,377,482	-	-	-	-	(3,983,921)	93,393,561	6,531,018
Fidelity High Income Fund	115,039,854	1,947,378	38,049,233	1,302,837	1,695,815	(2,436,973)	78,196,841	9,762,402
Fidelity Inflation-Protected Bond Index Fund	144,018,205	1,030,403	2,517,992	-	(39,036)	518,734	143,010,314	15,629,543
Fidelity Infrastructure Fund	8,328,007	-	-	-	-	431,787	8,759,794	496,306
Fidelity International Capital Appreciation Fund	182,568,530	15,081,406	5,063,505	-	(162,049)	(10,002,436)	182,421,946	5,366,930
Fidelity International Discovery Fund	142,736,097	17,333,762	3,005,981	-	(56,603)	(4,223,507)	152,783,768	2,730,232
Fidelity International Small Cap Opportunities Fund	72,617,038	462,638	3,138,311	-	59,799	(1,567,424)	68,433,740	3,209,838
Fidelity Japan Smaller Companies Fund	19,350,291	-	-	-	-	1,083,985	20,434,276	1,153,176
Fidelity Long-Term Treasury Bond Index Fund	4,222,138	68,966	35,619	41,582	232	(41,257)	4,214,460	458,093
Fidelity New Markets Income Fund	4,055,332	47,172	-	47,175	-	(59,772)	4,042,732	297,697
Fidelity Overseas Fund	562,255,397	4,795,019	143,507,396	-	43,398,665	(49,640,161)	417,301,524	5,957,195
Fidelity Real Estate Investment Portfolio	15,563,940	108,463	265,052	-	2,957	518,487	15,928,795	407,595
Fidelity Stock Selector Small Cap Fund	195,090,412	1,326,292	10,367,002	-	1,205,464	6,958,697	194,213,863	4,404,941
Fidelity Total Bond Fund	1,103,533,482	42,485,923	24,234,750	11,314,387	(79,820)	(10,299,595)	1,111,405,240	116,013,073
Fidelity Total International Equity Fund	187,809,186	25,604,377	10,760,215	-	(342,208)	1,206,870	203,518,010	13,513,812
VIP Investment Grade Bond II Portfolio - Investor Class	1,103,056,770	29,696,572	22,069,161	354,400	(330,134)	401,258	1,110,755,305	117,292,007
VIP Stock Selector Portfolio - Investor Class	2,235,010,452	26,232,179	52,000,745	-	7,738,852	(71,670,673)	2,145,310,065	153,675,506
VIP Value Strategies Portfolio - Investor Class	103,566,284	784,544	2,715,088	-	184,413	6,375,974	108,196,127	6,467,192
	7,381,277,539	237,194,350	428,466,146	15,419,357	74,468,949	(145,375,697)	7,119,098,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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